Note 4 - Loans (Details) - Impaired Loan Data - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	$ 29,820,855	$ 38,059,962	$ 36,743,773
Impaired Balance, With No Related Allowance Recorded	23,508,793	29,490,794	31,289,198
Average Recorded Investment, With No Related Allowance Recorded	25,289,234	29,505,144	24,208,769
Interest Income Recognized, With No Related Allowance Recorded	752,278	802,520	797,609
Interest Income Collected, With No Related Allowance Recorded	765,424	859,046	801,632
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	10,639,996	8,908,093	16,526,228
Impaired Balance, With An Allowance Recorded	10,618,411	8,829,393	13,975,141
Related Allowance, With An Allowance Recorded	2,073,418	1,051,114	2,299,450
Average Recorded Investment, With An Allowance Recorded	8,344,476	10,722,024	22,112,224
Interest Income Recognized, With An Allowance Recorded	253,603	157,959	242,599
Interest Income Collected, With An Allowance Recorded	248,297	149,525	240,587
Total
Unpaid Contractual Principal Balance, Total	40,460,851	46,968,055	53,270,001
Impaired Balance, Total	34,127,204	38,320,187	45,264,339
Related Allowance, Total	2,073,418	1,051,114	2,299,450
Average Recorded Investment, Total	33,633,710	40,227,168	46,320,993
Interest Income Recognized, Total	1,005,881	960,479	1,040,208
Interest Income Collected, Total	1,013,721	1,008,571	1,042,219
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	454,423	310,447	305,272
Impaired Balance, With No Related Allowance Recorded	454,013	308,817	305,272
Average Recorded Investment, With No Related Allowance Recorded	534,814	679,267	216,057
Interest Income Recognized, With No Related Allowance Recorded	17,259	9,248	24,494
Interest Income Collected, With No Related Allowance Recorded	21,253	17,973	25,193
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	122,928	96,580	1,452,798
Impaired Balance, With An Allowance Recorded	122,928	96,580	1,452,798
Related Allowance, With An Allowance Recorded	94,538	96,580	433,714
Average Recorded Investment, With An Allowance Recorded	99,749	419,464	1,689,125
Interest Income Recognized, With An Allowance Recorded	2,275	(299)	14,845
Interest Income Collected, With An Allowance Recorded	2,438	0	20,748
Total
Unpaid Contractual Principal Balance, Total	577,351	407,027	1,758,070
Impaired Balance, Total	576,941	405,397	1,758,070
Related Allowance, Total	94,538	96,580	433,714
Average Recorded Investment, Total	634,563	1,098,731	1,905,182
Interest Income Recognized, Total	19,534	8,949	39,339
Interest Income Collected, Total	23,691	17,973	45,941
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	195,654	50,163	0
Impaired Balance, With No Related Allowance Recorded	178,021	44,605	0
Average Recorded Investment, With No Related Allowance Recorded	163,078	50,959	9,803
Interest Income Recognized, With No Related Allowance Recorded	(9,957)	(6,029)	0
Interest Income Collected, With No Related Allowance Recorded	10,334	3,000	0
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	0	0
Impaired Balance, With An Allowance Recorded	0	0
Related Allowance, With An Allowance Recorded	0	0	0
Average Recorded Investment, With An Allowance Recorded	0	0
Interest Income Recognized, With An Allowance Recorded	0	0
Interest Income Collected, With An Allowance Recorded	0	0
Total
Unpaid Contractual Principal Balance, Total	195,654	50,163	0
Impaired Balance, Total	178,021	44,605	0
Related Allowance, Total	0	0	0
Average Recorded Investment, Total	163,078	50,959	9,803
Interest Income Recognized, Total	(9,957)	(6,029)	0
Interest Income Collected, Total	10,334	3,000	0
Real Estate Portfolio Segment [Member] | Commercial [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	15,569,340	17,129,876	20,120,403
Impaired Balance, With No Related Allowance Recorded	15,122,486	16,227,379	19,252,946
Average Recorded Investment, With No Related Allowance Recorded	15,430,252	18,350,015	13,198,988
Interest Income Recognized, With No Related Allowance Recorded	529,376	462,355	493,940
Interest Income Collected, With No Related Allowance Recorded	530,699	474,936	503,392
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	8,969,329	6,135,238	5,874,473
Impaired Balance, With An Allowance Recorded	8,955,503	6,135,238	5,874,473
Related Allowance, With An Allowance Recorded	1,607,962	456,941	423,685
Average Recorded Investment, With An Allowance Recorded	6,673,087	6,415,086	11,072,314
Interest Income Recognized, With An Allowance Recorded	213,693	60,629	157,536
Interest Income Collected, With An Allowance Recorded	208,657	50,468	148,495
Total
Unpaid Contractual Principal Balance, Total	24,538,669	23,265,114	25,994,876
Impaired Balance, Total	24,077,989	22,362,617	25,127,419
Related Allowance, Total	1,607,962	456,941	423,685
Average Recorded Investment, Total	22,103,339	24,765,101	24,271,302
Interest Income Recognized, Total	743,069	522,984	651,476
Interest Income Collected, Total	739,356	525,404	651,887
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	6,887,522	9,573,141	7,856,411
Impaired Balance, With No Related Allowance Recorded	1,896,938	3,463,502	4,750,157
Average Recorded Investment, With No Related Allowance Recorded	2,867,061	3,376,033	4,105,370
Interest Income Recognized, With No Related Allowance Recorded	25,788	13,111	34,908
Interest Income Collected, With No Related Allowance Recorded	27,007	12,833	41,164
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	76,644	207,308	5,922,674
Impaired Balance, With An Allowance Recorded	76,644	136,369	3,471,587
Related Allowance, With An Allowance Recorded	25,344	53,947	830,546
Average Recorded Investment, With An Allowance Recorded	92,200	1,528,817	5,025,176
Interest Income Recognized, With An Allowance Recorded	375	375	(159)
Interest Income Collected, With An Allowance Recorded	375	375	0
Total
Unpaid Contractual Principal Balance, Total	6,964,166	9,780,449	13,779,085
Impaired Balance, Total	1,973,582	3,599,871	8,221,744
Related Allowance, Total	25,344	53,947	830,546
Average Recorded Investment, Total	2,959,261	4,904,850	9,130,546
Interest Income Recognized, Total	26,163	13,486	34,749
Interest Income Collected, Total	27,382	13,208	41,164
Real Estate Portfolio Segment [Member] | Residential [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	5,429,121	9,136,987	7,836,718
Impaired Balance, With No Related Allowance Recorded	4,575,547	7,600,073	6,361,592
Average Recorded Investment, With No Related Allowance Recorded	4,715,162	5,690,573	4,564,666
Interest Income Recognized, With No Related Allowance Recorded	175,484	312,024	224,439
Interest Income Collected, With No Related Allowance Recorded	159,148	306,859	209,330
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	1,083,127	2,072,919	1,949,301
Impaired Balance, With An Allowance Recorded	1,075,367	2,065,158	1,849,301
Related Allowance, With An Allowance Recorded	308,188	414,684	526,005
Average Recorded Investment, With An Allowance Recorded	1,088,380	1,829,102	3,661,706
Interest Income Recognized, With An Allowance Recorded	16,380	84,177	25,739
Interest Income Collected, With An Allowance Recorded	15,873	86,472	24,414
Total
Unpaid Contractual Principal Balance, Total	6,512,248	11,209,906	9,786,019
Impaired Balance, Total	5,650,914	9,665,231	8,210,893
Related Allowance, Total	308,188	414,684	526,005
Average Recorded Investment, Total	5,803,542	7,519,675	8,226,372
Interest Income Recognized, Total	191,864	396,201	250,178
Interest Income Collected, Total	175,021	393,331	233,744
Real Estate Portfolio Segment [Member] | Farmland [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	1,104,887	1,450,759	302,629
Impaired Balance, With No Related Allowance Recorded	1,103,353	1,449,226	302,629
Average Recorded Investment, With No Related Allowance Recorded	1,339,863	949,003	1,858,654
Interest Income Recognized, With No Related Allowance Recorded	583	(8,518)	803
Interest Income Collected, With No Related Allowance Recorded	2,076	17,273	869
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	387,968	396,048	1,326,982
Impaired Balance, With An Allowance Recorded	387,969	396,048	1,326,982
Related Allowance, With An Allowance Recorded	37,386	28,962	85,500
Average Recorded Investment, With An Allowance Recorded	391,060	529,555	663,903
Interest Income Recognized, With An Allowance Recorded	20,880	13,077	44,638
Interest Income Collected, With An Allowance Recorded	20,954	12,210	46,930
Total
Unpaid Contractual Principal Balance, Total	1,492,855	1,846,807	1,629,611
Impaired Balance, Total	1,491,322	1,845,274	1,629,611
Related Allowance, Total	37,386	28,962	85,500
Average Recorded Investment, Total	1,730,923	1,478,558	2,522,557
Interest Income Recognized, Total	21,463	4,559	45,441
Interest Income Collected, Total	23,030	29,483	47,799
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded	179,908	201,695	313,194
Impaired Balance, With No Related Allowance Recorded	178,435	201,695	307,456
Average Recorded Investment, With No Related Allowance Recorded	190,566	211,775	252,944
Interest Income Recognized, With No Related Allowance Recorded	13,745	14,455	18,469
Interest Income Collected, With No Related Allowance Recorded	14,907	15,495	21,109
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	0	0
Impaired Balance, With An Allowance Recorded	0	0
Related Allowance, With An Allowance Recorded	0	0	0
Average Recorded Investment, With An Allowance Recorded	0	0
Interest Income Recognized, With An Allowance Recorded	0	0
Interest Income Collected, With An Allowance Recorded	0	0
Total
Unpaid Contractual Principal Balance, Total	179,908	201,695	313,194
Impaired Balance, Total	178,435	201,695	307,456
Related Allowance, Total	0	0	0
Average Recorded Investment, Total	190,566	211,775	252,944
Interest Income Recognized, Total	13,745	14,455	18,469
Interest Income Collected, Total	14,907	15,495	21,109
Consumer and Other Portfolio Segment [Member] | Other [Member]
With No Related Allowance Recorded
Unpaid Contractual Principal Balance, With No Related Allowance Recorded		206,894	9,146
Impaired Balance, With No Related Allowance Recorded		195,497	9,146
Average Recorded Investment, With No Related Allowance Recorded	48,438	197,519	2,287
Interest Income Recognized, With No Related Allowance Recorded		5,874	556
Interest Income Collected, With No Related Allowance Recorded		10,677	575
With An Allowance Recorded
Unpaid Contractual Principal Balance, With An Allowance Recorded	0	0
Impaired Balance, With An Allowance Recorded	0	0
Related Allowance, With An Allowance Recorded	0	0	0
Average Recorded Investment, With An Allowance Recorded	0	0
Interest Income Recognized, With An Allowance Recorded	0	0
Interest Income Collected, With An Allowance Recorded	0	0
Total
Unpaid Contractual Principal Balance, Total		206,894	9,146
Impaired Balance, Total		195,497	9,146
Related Allowance, Total	0	0	0
Average Recorded Investment, Total	$ 48,438	197,519	2,287
Interest Income Recognized, Total		5,874	556
Interest Income Collected, Total		$ 10,677	$ 575